Definition of Terms in Fund Name	Jun. 18, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks above-average capital appreciation.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

This unit investment trust invests in a diversified portfolio of common stocks from four distinct segments of the international market. Each segment contains stocks selected specifically for that component of the allocation. Our stock selection process evaluates companies based on multiple factors. These factors are designed to identify those stocks which exhibit strong fundamental characteristics and to eliminate those that do not meet our investment criteria as of the date the portfolio was selected. Through our selection process we seek to find the companies in each segment that we believe have the best prospects for above-average capital appreciation. The four segments are approximately weighted based on the allocation below.

International Capital Strength 40%

European Target High Quality Dividend 30%

International High Dividend Equity 20%

Emerging Markets Strength 10%

While not a part of the Trust’s portfolio selection process, the Trust also invests in depositary receipts, foreign-listed securities, VIEs and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.